JPMorgan US Research Enhanced Equity Fund Investment Strategy - A I Shares [Member] - JPMorgan US Research Enhanced Equity Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets plus the amount of borrowings for investment purposes. In implementing this strategy, the Fund invests primarily in the common stocks of U.S. companies in the S&P 500 Index (which includes both large cap and mid cap companies). The Fund may also invest in securities not included within the S&P 500 Index. As of the reconstitution of the S&P 500 Index on September 30, 2026, the market capitalizations of the companies in the index ranged from $6.20 billion to $5.50 trillion. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with a modest level of volatility. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for investments in certain securities. The Fund may use derivatives, primarily futures contracts, to gain exposure to its index or certain securities in its index, or to more effectively gain targeted equity exposure from its cash positions. An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. Along with attractive valuation, the adviser often considers a number of other criteria: ●catalysts that could trigger a rise in a stock’s price ●impact on the overall risk of the portfolio relative to the S&P 500 Index ●high perceived potential reward compared to perceived potential risk ●possible temporary mispricings caused by apparent market overreactions The adviser may sell a security as its valuations or rankings change or if more attractive investments become available.